INCOME TAXES - Current and deferred portion (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
INCOME TAXES
Current tax expenses	¥ 30,835		¥ 1,130	¥ 13
Deferred tax expenses	0		0	645
Income tax expenses	¥ 30,835	$ 4,409	¥ 1,130	¥ 658